Volkswagen Auto Loan Enhanced Trust 2008-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3-28-2009	PAGE 1

A.	DATES			Begin	End	# days

1	Determination Date				4/16/2009
2	Payment Date				4/20/2009
3	Collection Period			3/1/2009	3/28/2009	28
4	Monthly Interest Period — Actual/360			3/20/2009	4/19/2009	31
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor

6	Class A-1 Notes	245,000,000.00	—	—	—	—
7	Class A-2-A Notes	305,000,000.00	233,135,148.43	23,976,105.67	209,159,042.76	0.6857674
8	Class A-3-A Notes	255,000,000.00	255,000,000.00	—	255,000,000.00	1.0000000
9	Class A-4-B Notes	214,450,000.00	214,450,000.00	—	214,450,000.00	1.0000000

10	Total Securities	$1,019,450,000.00	$702,585,148.43	$23,976,105.67	$678,609,042.76

11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55

12	Adjusted Pool Balance	1,042,931,371.55	726,066,519.98	23,976,105.67	702,090,414.31

13	YSOC	$62,585,327.65	$40,557,680.02		$38,833,928.78

14	Net Pool Balance	$1,105,516,699.20	$766,624,200.00	$23,976,105.67	$740,924,343.09

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount

15	Class A-1 Notes	2.8400%	—	—	—	—
16	Class A-2-A Notes	3.7100%	720,776.17	3.0916667	24,696,881.84	105.9337556
17	Class A-3-A Notes	4.5000%	956,250.00	3.7500000	956,250.00	3.7500000
18	Class A-4-B Notes	2.2450%	414,573.55	1.9331944	414,573.55	1.9331944

	Total Securities		2,091,599.72		26,067,705.39

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					16,693,771.65
20	Scheduled Interest Payments Received					3,199,151.02
21	Prepayments of Principal Received					300,133.12
22	Liquidation Proceeds					7,001,803.72
23	Recoveries Received					1,127,391.51
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					28,322,251.02

26	Repurchased Receivables					—
27	Net Swap Receipt Class A-4 Notes					—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)					18,679.90

30	Total Available Funds, prior to Servicer Advances					28,340,930.92

31	Servicer Advance (Item 76)					—

32	Total Available Funds + Servicer Advance					28,340,930.92

33	Reserve Account Draw Amount (Item 79)					—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					28,340,930.92

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)					—
36	Servicing Fees (Item 46)					638,853.50
37	Net Swap Payment Class A-4 Notes					511,850.45
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)					—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)					2,091,599.72
40	Principal Distribution Amount (Item 80)					23,976,105.67
41	Amount Paid to Reserve Account to Reach Specified Balance					—
42	Subordinated Swap Termination Payments					—
43	Other Amounts Paid to Trustees					—
44	Certificateholders Principal Distribution Amount					—

45	Remaining Funds to Seller					1,122,521.58

		Due	Shortfall	Paid

	Distribution Detail:
46	Servicing Fees	638,853.50	—	638,853.50

	Pro rata:
47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	720,776.17	—	720,776.17
49	Class A-3 Interest	956,250.00	—	956,250.00
50	Class A-4 Interest	414,573.55	—	414,573.55
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	2,091,599.72	—	2,091,599.72

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			726,066,519.98
57	Beginning Net Pool Balance		766,624,200.00
58	Receipts of Scheduled Principal		(16,693,771.65)
59	Receipts of Prepaid Principal		(300,133.12)
60	Liquidation Proceeds		(7,001,803.72)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(1,704,148.42)

64	Ending Net Pool Balance		740,924,343.09
65	Yield Supplement Overcollateralization Amount		38,833,928.78

66	Adjusted Pool Balance		702,090,414.31
67	Less: Adjusted Pool Balance — End of Collection Period			702,090,414.31

68	Calculated Principal Distribution Amount			23,976,105.67

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			28,340,930.92
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			638,853.50
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			2,603,450.17
73	Less: Calculated Principal Distribution (Item 68)			23,976,105.67

74	Equals: Remaining Available Funds before Servicer Advance			1,122,521.58
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,122,521.58
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			23,976,105.67

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance (Amended 3-16-09)			55,214,656.86
86	Original Specified Reserve			5,214,656.86
87	Initial Reserve Account Balance			1,042,931.37

88	Beginning Reserve Account Balance			5,214,656.86
89	Plus: Net Investment Income for the Collection Period			18,679.90

90	Subtotal: Reserve Fund Available for Distribution			5,233,336.76
91	Plus: Deposit of Excess Available Funds (Item 41)			—
92	Plus: Deposit of Voluntary Capital Contribution			50,000,000.00
93	Less: Reserve Account Draw Amount (Item 79)			—

94	Subtotal Reserve Account Balance			55,233,336.76
95	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			18,679.90

96	Equals: Ending Reserve Account Balance			55,214,656.86

97	Change in Reserve Account Balance from Immediately Preceding Payment Date			50,000,000.00

G.	POOL STATISTICS

			Initial	Current

	Collateral Pool Balance Data:
98	Net Pool Balance		1,105,516,699	740,924,343
99	Number of Current Contracts		69,699	47,837
100	Weighted Average Loan Rate		5.54%	5.68%
101	Average Remaining Term		55.0	46.0
102	Average Original Term		60.3	61.8
103	Monthly Prepayment Rate			0.84%

				Outstanding
			Units	Principal Balance

	Net Credit Loss and Repossession Activity:
104	Aggregate Outstanding Principal Balance of Charged Off Receivables		75	1,704,148.42
105	Liquidation Proceeds on Related Vehicles			—
106	Recoveries Received on Receivables Previously Charged Off			1,127,391.51

107	Net Principal Losses for Current Collection Period		75	576,756.91

108	Beginning Net Principal Losses		638	9,743,565.41
109	Net Principal Losses for Current Collection Period		75	576,756.91

110	Cumulative Net Principal Losses		713	10,320,322.32

111	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)			0.93%

				Outstanding
		Percentage,	Units	Principal Balance

	Delinquencies Aging Profile — End of Period:
112	Current	98.80%	47,352	732,004,383.13
113	31 - 60 Days Delinquent	1.05%	426	7,794,827.79
114	61 - 90 Days Delinquent	0.15%	59	1,125,132.17

115	Total	100.00%	47,837	740,924,343.09

	Summary of Swap Payments and Receipts
	Receipts:
116	Net Swap Receipt Class A-4 Notes			—
117	Swap Replacements Proceeds			—

118	Total Receipts			—

	Payments
119	Net Swap Payment Class A-4 Notes			511,850.45

120	Senior Swap Termination Payment			—
121	Subordinated Swap Termination Payments			—

122	Swap Termination Payment			—

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month